Risk Management and Derivative and Other Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 01, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	$ 196,300,000
Effect netting arrangements, counterparty exposure	169,100,000
Derivative asset	365,400,000
Deferred premiums	8,000,000
Cash settlement receipt	92,300,000	$ 6,100,000
Other financial assets	46,106,000
Cash collateral received or pledged	0
Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate termination amount paid to counterparties			$ 700,000
Single Counterparty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect netting arrangements, counterparty exposure	$ 86,800,000